[COMMENT1]
	As filed with the Securities and Exchange Commission on December 15, 2000

	1933 Act File No. 33-69460
	1940 Act File No. 811-8046

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

XX	Post-Effective Amendment No. 35

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX 	Amendment No. 37

	(Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
	(Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado	80206
	(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
	(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

  	immediately upon filing pursuant to paragraph (b)
XX	on January 17, 2001 pursuant to paragraph (b)
	  60 days after filing pursuant to paragraph (a)(1)
	  on (date) pursuant to paragraph (a)(1)
	  75 days after filing pursuant to paragraph (a)(2)
  	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

XX	this post-effective amendment designates a new effective date for a previously filed post-effective amendment (post-effective Amendment No. 29)

Title of Securities Being Registered:         Shares of Beneficial Interest
                                              of the Berger Large Cap Value
                                              Fund - Investor Shares and
                                              Institutional Shares



Designation of New Effective Date
For Previously filed Amendment

	Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendments No. 30, 31, 32 and 34 under the Securities Act of 1933 and Amendments No. 32, 33, 34 and 36 under the Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to October 20, 2000; on October 19, 2000 extending the effective date of the Amendment to November 20, 2000; and on November extending the effective date of the Amendment to December 18, 2000, respectively.

	The Registrant hereby designates January 17, 2001 as the new date upon which the Amendment shall become effective.

	All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

	This amendment does not amend nor affect the Registrant's annual amendment to its registration statement filed on November 15, 2000.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 35 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 15th day of December, 2000.

BERGER INVESTMENT PORTFOLIO TRUST
(Registrant)

By    /s/  Jack R. Thompson
  Name:  Jack R. Thompson
  Title:  President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                 	     Title         	         Date


/s/  Jack R. Thompson            	President (Principal	   December 15, 2000
Jack R. Thompson 		               Executive Officer)
                                  and Director

/s/  David J. Schultz             Vice President an	      December 15, 2000
David J. Schultz     	           	Treasurer (Principal
                                  Financial Officer)


/s/  John Paganelli              	Assistant Treasurer     December 15, 2000
John Paganelli                  		(Principal Accounting
                                  Officer)



Dennis E. Baldwin	               	Trustee                	December 15, 2000
Dennis E. Baldwin*



Louis R. Bindner                 	Trustee	                December 15, 2000
Louis R. Bindner*


Katherine A. Cattanach		          Trustee                	December 15, 2000
Katherine A. Cattanach*



Paul R. Knapp		                  	Trustee	               	December 15, 2000
Paul R. Knapp*


Harry T. Lewis, Jr.        	     	Trustee	               	December 15, 2000
Harry T. Lewis, Jr.*


Michael Owen			                   Trustee                 December 15, 2000
Michael Owen*


William Sinclaire		              	Trustee	               	December 15, 2000
William Sinclaire*


/s/  Jack R. Thompson
*  By Jack R. Thompson
   Attorney-in-Fact